Contingencies, Commitments and Guarantees - Summary of Future Unconditional Purchase Obligations (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of Future Unconditional Purchase Obligations [Line Items]
Future unconditional purchase obligations	$ 1,281
Not later than one year [member]
Disclosure of Future Unconditional Purchase Obligations [Line Items]
Future unconditional purchase obligations	582
Later than one year and not later than two years [member]
Disclosure of Future Unconditional Purchase Obligations [Line Items]
Future unconditional purchase obligations	429
Later than two years and not later than three years [member]
Disclosure of Future Unconditional Purchase Obligations [Line Items]
Future unconditional purchase obligations	188
Later than three years and not later than four years [member]
Disclosure of Future Unconditional Purchase Obligations [Line Items]
Future unconditional purchase obligations	50
Later than four years and not later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [Line Items]
Future unconditional purchase obligations	24
Later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [Line Items]
Future unconditional purchase obligations	$ 8